Leases, Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Future Minimum Operating Lease Payments [Abstract]
2024 (remainder)	$ 4,942
2025	6,777
Total	11,719
Less imputed interest	872
Total Lease Liability	10,847
Current portion of Operating lease liabilities	7,669	$ 8,980
Non-current portion of Operating lease liabilities	$ 3,178	$ 6,357
Average remaining lease term	17 months 6 days
Discount rate used to calculate present value of lease payments	6.72%
Cash paid for operating leases	$ 5,096
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Future Minimum Operating Lease Payments [Abstract]
Revenue generated from vessels	$ 7,863